Derivative Financial Instruments	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

NOTE 10 — DERIVATIVE FINANCIAL INSTRUMENTS

As part of managing economic risk and exposure to interest rate and foreign currency risk, the Company enters into derivative transactions in over-the-counter markets with other financial institutions. The Company does not enter into derivative financial instruments for speculative purposes.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Act”) includes measures to broaden the scope of derivative instruments subject to regulation by requiring clearing and exchange trading of certain derivatives, and imposing margin, reporting and registration requirements for certain market participants. Since the Company does not meet the definition of a Swap Dealer or Major Swap Participant under the Act, the new reporting obligations, which became effective April 10, 2013, apply to a limited number of derivative transactions executed with its lending customers in order to mitigate their interest rate risk.

See Note 1 — Business and Summary of Significant Accounting Policies for further description of its derivative transaction policies.

The following table presents fair values and notional values of derivative financial instruments:

Fair and Notional Values of Derivative Financial Instruments (1)    (dollars in millions)

	December 31, 2013			December 31, 2012
	Notional	Asset Fair	Liability	Notional	Asset Fair	Liability
Qualifying Hedges	Amount	Value	Fair Value	Amount (2)	Value	Fair Value
Cross currency swaps - net investment hedges	$ 47.1	$ 1.1	$ -	$ 151.2	$ -	$ (6.1)
Foreign currency forward contracts – cash flow hedges	3.8	-	(0.3)	11.7	-	(0.9)
Foreign currency forward contracts – net investment hedges	1,436.8	11.8	(23.8)	1,232.6	1.9	(31.5)
Total Qualifying Hedges	1,487.7	12.9	(24.1)	1,395.5	1.9	(38.5)
Non-Qualifying Hedges
Cross currency swaps	131.8	6.3	-	552.8	1.7	(11.0)
Interest rate swaps	1,386.0	5.7	(25.4)	809.6	0.6	(39.3)
Written options	566.0	-	(1.0)	251.4	-	(0.1)
Purchased options	816.8	1.2	-	502.7	0.3	-
Foreign currency forward contracts	1,979.9	23.4	(50.8)	1,853.8	5.7	(25.7)
Total Return Swap (TRS)	485.2	-	(9.7)	106.6	-	(5.8)
Equity Warrants	1.0	0.8	-	1.0	0.1	-
Total Non-qualifying Hedges	5,366.7	37.4	(86.9)	4,077.9	8.4	(81.9)
Total Hedges	$ 6,854.4	$ 50.3	$ (111.0)	$ 5,473.4	$ 10.3	$ (120.4)

(1)	Presented on a gross basis.

Total Return Swaps (“TRS”)

Two financing facilities between two wholly-owned subsidiaries of CIT and Goldman Sachs International (“GSI”) are structured as total return swaps (“TRS”), under which amounts available for advances are accounted for as derivatives. Pursuant to applicable accounting guidance, only the unutilized portion of the TRS is accounted for as a derivative and recorded at its estimated fair value.  The size of the CIT Financial Ltd. (“CFL”) facility is $1.5 billion and the CIT TRS Funding B.V. (“BV”) facility is $625 million.

The aggregate “notional amounts” of the total return swaps of $485.2 million at December 31, 2013 and $106.6 million at December 31, 2012 represent the aggregate unused portions under the CFL and BV facilities and constitute derivative financial instruments. These notional amounts are calculated as the maximum aggregate facility commitment amounts, currently $2,125.0 million, less the aggregate actual adjusted qualifying borrowing base outstanding of $1,639.8 million at December 31, 2013 and $2,018.4 million at December 31, 2012 under the CFL and BV facilities. The notional amounts of the derivatives will increase as the adjusted qualifying borrowing base decreases due to repayment of the underlying asset-backed securities (ABS) to investors. If CIT funds additional ABS under the CFL or BV facilities, the aggregate adjusted qualifying borrowing base of the total return swaps will increase and the notional amount of the derivatives will decrease accordingly.

Valuation of the derivatives related to the GSI facilities is based on several factors using a discounted cash flow (DCF) methodology, including:

-	CIT’s funding costs for similar financings based on current market conditions;
-	Forecasted usage of the long-dated CFL and BV facilities through the final maturity date in 2028; and
-	Forecasted amortization, due to principal payments on the underlying ABS, which impacts the amount of the unutilized portion.

Based on the Company’s valuation, a liability of $10 million and $6 million was recorded at December 31, 2013 and December 31, 2012, respectively.  The change in value is recorded in Other Income in the Consolidated Statements of Operations.

Impact of Collateral and Netting Arrangements on the Total Derivative Portfolio

The following tables present a summary as at December 31, 2013 and 2012, of the gross amounts of recognized financial assets and liabilities; the amounts offset under current GAAP in the consolidated balance sheet; the net amounts presented in the consolidated balance sheet; the amounts subject to an enforceable master netting arrangement or similar agreement that were not included in the offset amount above, and the amount of cash collateral received or pledged.  Substantially all derivative transactions are documented under International Swaps and Derivatives Association (“ISDA”) agreements.

				Gross Amounts not offset in the Consolidated Balance Sheet

	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in the Consolidated Balance Sheet	Net Amount Presented in the Consolidated Balance Sheet	Derivative Financial Instruments (5)	Cash Collateral Pledged/(Received) (5)(6)	Net Amount
December 31, 2013
Derivative assets (1)	$ 50.3	$ -	$ 50.3	$ (33.4)	$ (5.0)	$ 11.9
Derivative liabilities (2)	(111.0)	-	(111.0)	33.4	41.0	(36.6)

December 31, 2012
Derivative assets (3)	$ 10.3	$ -	$ 10.3	$ (7.6)	$ (1.7)	$ 1.0
Derivative liabilities (4)	(120.4)	-	(120.4)	8.0	73.3	(39.1)

(1)	Includes $12.9 million of qualifying hedges reported in Other assets and $37.4 million reported in Trading assets at fair value – derivatives.
(2)	Includes $(24.1) million of qualifying hedges reported in Other liabilities and $(86.9) million reported in Trading liabilities at fair value – derivatives.
(3)	Includes $1.9 million of qualifying hedges reported in Other assets and $8.4 million reported in Trading assets at fair value – derivatives.
(4)	Includes $(38.5) million of qualifying hedges reported in Other liabilities and $(81.9) million reported in Trading liabilities at fair value – derivatives.
(5)

The Company’s derivative transactions are governed by ISDA agreements that allow for net settlements of certain payments as well as offsetting of all contracts (“Derivative Financial Instruments”) with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction.  We believe our ISDA agreements meet the definition of a master netting arrangement or similar agreement for purposes of the above disclosure.  In conjunction with the ISDA agreements, the Company has entered into collateral arrangements with its counterparties which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding.  Such collateral is available to be applied in settlement of the net balances upon the event of default by one of the counterparties.

(6)	Collateral pledged or received are included in Other assets or Other liabilities, respectively.

The following table presents the impact of derivatives on the statements of operations:

Derivative Instrument Gains and Losses (dollars in millions)

		Years Ended December 31,
Contract Type	Gain / (Loss) Recognized	2013	2012	2011
Qualifying Hedges
Foreign currency forward contracts – cash flow hedges	Other income	$ 0.7	$ 1.1	$ (0.9)
Total Qualifying Hedges		0.7	1.1	(0.9)
Non Qualifying Hedges
Cross currency swaps	Other income	11.5	(10.5)	29.2
Interest rate swaps	Other income	19.1	1.2	(14.6)
Interest rate options	Other income	-	(0.7)	(0.9)
Foreign currency forward contracts	Other income	(12.1)	(23.7)	30.0
Equity warrants	Other income	0.8	(0.3)	(0.8)
Total Return Swap (TRS)	Other income	(3.9)	(5.8)	-
Total Non-qualifying Hedges		15.4	(39.8)	42.9
Total derivatives - income statement impact		$ 16.1	$ (38.7)	$ 42.0

The following table presents the changes in AOCI relating to derivatives:

Changes in AOCI Relating to Derivatives (dollars in millions)

Contract Type	Derivatives - effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly to income	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period

Year Ended December 31, 2013
Foreign currency forward contracts - cash flow hedges	$ 0.7	$ -	$ 0.7	$ 0.6	$ (0.1)
Foreign currency forward contracts - net investment hedges	(7.7)	-	(7.7)	5.8	13.5
Cross currency swaps - net investment hedges	(0.1)	-	(0.1)	10.0	10.1
Total	$ (7.1)	$ -	$ (7.1)	$ 16.4	$ 23.5

Year Ended December 31, 2012
Foreign currency forward contracts - cash flow hedges	$ 1.1	$ -	$ 1.1	$ 1.7	$ 0.6
Foreign currency forward contracts - net investment hedges	(4.1)	-	(4.1)	(59.4)	(55.3)
Cross currency swaps - net investment hedges	-	-	-	(12.9)	(12.9)
Total	$ (3.0)	$ -	$ (3.0)	$ (70.6)	$ (67.6)

Year Ended December 31, 2011
Foreign currency forward contracts - cash flow hedges	$ (1.0)	$ -	$ (1.0)	$ (0.1)	$ 0.9
Foreign currency forward contracts - net investment hedges	(9.7)	-	(9.7)	26.4	36.1
Cross currency swaps - net investment hedges	-	-	-	9.0	9.0
Total	$ (10.7)	$ -	$ (10.7)	$ 35.3	$ 46.0

Estimated amount of net losses on cash flow hedges recorded in AOCI at December 31, 2013 expected to be recognized in income over the next 12 months is $0.2 million.